Offerings	Feb. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.009% Fixed-to-Floating Rate Notes due 2029
Amount Registered | shares	1,350,000,000
Maximum Aggregate Offering Price	$ 1,350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 186,435.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $3,000,000,000
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.456% Fixed-to-Floating Rate Notes due 2032
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Refer Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Amount Registered | shares	650,000,000
Maximum Aggregate Offering Price	$ 650,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,765.00
Offering Note	Refer Note 1